Subsequent Events - Additional Information (Detail) - USD ($)		5 Months Ended
	Jan. 11, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock		$ 203,224,580
Bakkt Pubco Class A Shares [Member] | Baktt Opco Units [Member]
Subsequent Event [Line Items]
Stock shares issued during the period new issue shares		20,737,202
Subsequent Event [Member] | Baktt Opco Units [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Stock shares issued during the period new issue shares	208,200,000
Subsequent Event [Member] | Bakkt Pubco Class A Shares [Member] | Subscription Agreement [Member] | PIPE Investor [Member]
Subsequent Event [Line Items]
Stock shares issued during the period new issue shares	32,500,000
Proceeds from Issuance of Common Stock	$ 325,000,000
Subsequent Event [Member] | Baktt Pubco Class V Common Stock [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Stock shares issued during the period new issue shares	208,200,000